UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Strategic Partners Style Specific Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2008

Date of reporting period:	10/31/2007

Item 1.	Schedule of Investments

Jennison Conservative Growth Fund

Schedule of Investments

as of October 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.0%
COMMON STOCKS
Aerospace & Defense 4.8%
123,102	Boeing Co. (The)	$12,136,627
145,521	United Technologies Corp.	11,145,453

		23,282,080

Beverages 5.3%
347,000	PepsiCo, Inc.	25,580,840

Biotechnology 3.6%
20,500	Amgen, Inc.(a)	1,191,255
217,813	Genentech, Inc.(a)	16,146,478

		17,337,733

Capital Markets 6.9%
760,700	Charles Schwab Corp. (The)	17,678,668
26,705	Goldman Sachs Group, Inc.	6,620,704
177,700	Lazard Ltd. (Class A)(b)	8,920,540

		33,219,912

Chemicals 3.4%
167,508	Monsanto Co.	16,353,806

Communications Equipment 6.9%
714,142	Cisco Systems, Inc.(a)	23,609,535
224,900	QUALCOMM, Inc.	9,609,977

		33,219,512

Computers & Peripherals 5.3%
74,500	Apple, Inc.(a)	14,151,275
219,200	Hewlett-Packard Co.	11,328,256

		25,479,531

Consumer Finance 1.9%
149,500	American Express Co.	9,112,025

Diversified Financial Services 1.8%
90,300	NYSE Euronext, Inc.(b)	8,476,461

Electronic Equipment and Instruments 1.0%
96,400	Sony Corp., ADR (Japan)	4,767,944

Energy Equipment & Services 0.9%

47,079	Schlumberger Ltd.	4,546,419

Food & Staples Retailing 2.2%
73,700	Costco Wholesale Corp.	4,957,062
118,500	Whole Foods Market, Inc.(b)	5,870,490

		10,827,552

Healthcare Equipment & Supplies 5.7%
83,100	Alcon, Inc.	12,648,651
129,900	Baxter International, Inc.	7,795,299
175,500	St. Jude Medical, Inc.(a)	7,148,115

		27,592,065

Hotels, Restaurants & Leisure 2.9%
99,000	International Game Technology	4,317,390
237,600	Marriott International, Inc. (Class A)	9,767,736

		14,085,126

Household Products 3.2%
205,200	Colgate-Palmolive Co.	15,650,604

Industrial Conglomerates 3.7%
436,700	General Electric Co.	17,974,572

Insurance 2.3%
173,800	American International Group, Inc.	10,970,256

Internet Software & Services 4.2%
28,500	Google, Inc. (Class A)(a)	20,149,500

Life Sciences, Tools & Services 1.5%
124,100	Thermo Fisher Scientific, Inc.(a)	7,298,321

Media 4.0%
223,200	News Corp.,Inc. (Class A)	4,836,744
421,900	Walt Disney Co. (The)	14,610,397

		19,447,141

Multiline Retail 2.0%
87,700	J. C. Penney Co., Inc.	4,932,248
76,901	Target Corp.	4,718,645

		9,650,893

Oil, Gas & Consumable Fuels 2.7%
90,100	Marathon Oil Corp.	5,327,613
101,100	Occidental Petroleum Corp.	6,980,955
14,000	Southwestern Energy Company(a)	724,220

		13,032,788

Pharmaceuticals 8.4%
267,900	Abbott Laboratories	14,632,698

83,300	Merck & Co., Inc.	4,853,058
271,100	Schering-Plough Corp.	8,273,972
183,200	Teva Pharmaceutical Industries Ltd., ADR (Israel)	8,062,632
102,900	Wyeth	5,004,027

		40,826,387

Semiconductors & Semiconductor Equipment 1.0%
176,400	Intel Corp.	4,745,160

Software 8.6%
281,400	Adobe Systems, Inc.(a)	13,479,060
138,100	Electronic Arts, Inc.(a)	8,440,672
487,000	Microsoft Corp.	17,926,469
15,100	VMware, Inc. (Class A)(a)(b)	1,884,933

		41,731,134

Textiles, Apparel & Luxury Goods 3.8%
280,000	NIKE, Inc. (Class B)	18,552,800

	Total long-term investments (cost $384,654,752)	473,910,562

SHORT-TERM INVESTMENT 5.7%

Affiliated Money Market Fund
27,742,546	Dryden Core Investment Fund – Taxable Money Market Series (cost $27,742,546; includes $16,943,992 of cash collateral received for securities on loan)(c)(d)	27,742,546

	Total Investments 103.7%
	(cost $412,397,298)(e)	501,653,108
	Liabilities in excess of assets (3.7%)	(18,152,192)

	Net Assets 100.0%	$483,500,916

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $16,557,922 cash collateral of $16,943,992 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investment.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$413,251,211	$92,162,084	$3,760,187	$88,401,897

The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Dryden Small Cap Value Fund

SCHEDULE OF INVESTMENTS

as of October 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.5%
COMMON STOCKS

Aerospace & Defense — 1.7%
28,600	Curtiss-Wright Corp. (Class B Stock)(a)	$1,609,894
8,800	DRS Technologies, Inc.	505,472
18,500	Hexcel Corp.*(a)	463,055
23,200	Moog, Inc. (Class A Stock)*(a)	1,070,680
20,100	MTC Technologies, Inc.*	367,629
7,400	Teledyne Technologies, Inc.*(a)	387,094

		4,403,824

Air Freight & Logistics — 0.3%
65,800	ABX Air, Inc.*(a)	415,856
5,500	Atlas Air Worldwide Holdings, Inc.*(a)	322,245
9,600	Pacer International, Inc.	141,504

		879,605

Airlines — 1.2%
21,600	Alaska Air Group, Inc.*(a)	548,640
3,700	Pinnacle Airlines Corp.*	58,608
38,700	Republic Airways Holdings, Inc.*(a)	823,923
65,000	Skywest, Inc.	1,773,850

		3,205,021

Auto Components — 1.9%
31,400	Aftermarket Technology Corp.*(a)	1,083,928
44,100	American Axle & Manufacturing Holdings, Inc.(a)	1,210,986
73,700	ArvinMeritor, Inc.(a)	1,092,971
30,400	Modine Manufacturing Co.	707,104
33,600	Tenneco, Inc.*	1,028,496

		5,123,485

Automobiles — 0.2%
15,200	Winnebago Industries, Inc.(a)	391,856

Building Products — 1.1%
10,100	American Woodmark Corp.(a)	256,136
5,400	Builders Firstsource, Inc.*	39,150
11,200	Gibraltar Industries, Inc.(a)	201,824
6,400	Griffon Corp.*	98,752
37,100	Lennox International, Inc.	1,324,470
17,100	Simpson Manufacturing Co., Inc.(a)	512,829
15,700	Universal Forest Products, Inc.(a)	562,217

		2,995,378

Capital Markets — 0.8%
19,200	Calamos Asset Management, Inc. (Class A Stock)	653,184
49,200	MCG Capital Corp.(a)	689,292
10,100	Raymond James Financial, Inc.	376,225
16,300	SWS Group, Inc.	309,537

		2,028,238

Chemicals — 5.8%
16,600	Arch Chemicals, Inc.	757,292
10,500	Cytec Industries, Inc.	700,455
22,700	Ferro Corp.	470,344
26,400	FMC Corp.	1,518,000
1,300	Fuller, (H.B.) Co.(a)	38,259
35,700	Georgia Gulf Corp.(a)	431,970
32,000	Hercules, Inc.	601,920
18,700	Lubrizol Corp. (The)	1,269,356
44,800	Methanex Corp. (Canada)	1,362,816
91,700	Olin Corp.	2,088,926
21,600	OM Group, Inc.*	1,144,368
105,300	PolyOne Corp.*(a)	841,347
49,300	RPM International, Inc.	1,056,499
49,800	Sensient Technologies Corp.	1,488,522
29,800	Spartech Corp.	458,026
44,800	Valspar Corp.	1,121,344

		15,349,444

Commercial Banks — 8.4%
12,800	AMCORE Financial, Inc.(a)	303,488
11,000	Banco Latinoamericano de Exportaciones SA (Panama)	214,170
12,900	Bancorpsouth, Inc.	312,954
6,000	Capital Bancorp Ltd.(a)	127,200
10,700	Cathay General Bancorp(a)	331,379
12,800	Central Pacific Financial Corp.	287,104
25,800	Chemical Financial Corp.(a)	645,000
76,900	Citizens Banking Corp.	1,170,418
19,100	City Holding Co.(a)	722,171
32,700	Community Bank System, Inc.(a)	683,757
28,400	Community Banks, Inc.	862,224
1,500	Community Trust Bancorp, Inc.(a)	43,725
9,100	CVB Financial Corp.(a)	106,652
15,500	First Communtiy Banshares, Inc.(a)	532,270
25,600	First Financial Bancorp	300,800
25,500	First Merchants Corp.(a)	562,275
33,800	FirstMerit Corp.(a)	716,560
16,900	Hanmi Financial Corp.(a)	186,238
21,000	Independent Bank Corp.(a)	621,180
59,840	International Bancshares Corp.	1,308,102
38,300	MB Financial, Inc.(a)	1,276,922
4,200	Nara Bancorp, Inc.	65,016
67,774	National Penn Bancshares, Inc.(a)	1,142,670
33,000	NBT Bancorp, Inc.(a)	814,110
53,000	Old National Bancorp.(a)	885,630
51,000	Pacific Capital Bancorp(a)	1,057,230
1,300	Park National Corp.	103,038
8,700	PrivateBancorp, Inc.(a)	244,992
42,600	Provident Bankshares Corp.	1,050,942
21,000	Simmons First National Corp. (Class A Stock)(a)	567,840
12,500	South Financial Group, Inc. (The)	258,250
53,100	Sterling Financial Corp. (WA)	1,194,750
32,300	Susquehanna Bancshares, Inc.	651,491

10,200	SVB Financial Group*(a)	528,258
6,700	Trustmark Corp.	180,833
23,900	UCBH Holdings, Inc.(a)	407,973
24,900	Umpqua Holdings Corp.(a)	421,557
4,900	United Bankshares, Inc.	148,470
28,200	Westamerica Bancorporation	1,355,856

		22,393,495

Commercial Services & Supplies — 3.1%
38,800	Deluxe Corp.(a)	1,565,192
10,300	Ennis, Inc.(a)	210,532
14,100	HNI Corp.(a)	611,376
11,200	Kelly Services, Inc. (Class A Stock)	235,536
23,600	Labor Ready, Inc.*(a)	414,888
14,300	M&F Worldwide Corp.*(a)	750,321
20,200	McGrath RentCorp(a)	692,456
47,900	Schawk, Inc.	1,088,288
37,200	School Specialty, Inc.*(a)	1,255,500
33,750	Waste Connections, Inc.*	1,141,088
7,000	Watson Wyatt Worldwide, Inc.	333,690

		8,298,867

Communication Equipment — 0.5%
20,100	Arris Group, Inc.*(a)	231,150
11,800	Avocent Corp.*	318,954
4,400	Black Box Corp.(a)	175,912
18,500	Plantronics, Inc.	505,975

		1,231,991

Computers & Peripherals — 0.4%
31,000	Hutchinson Technology, Inc.*(a)	735,630
43,700	Palm, Inc.(a)	394,174

		1,129,804

Construction & Engineering — 0.3%
13,100	URS Corp.*(a)	809,711

Construction Materials — 0.4%
64,900	Headwaters, Inc.*(a)	931,315

Consumer Finance — 0.4%
14,200	CompuCredit Corp.*(a)	283,006
15,600	Credit Acceptance Corp.*(a)	349,440
13,600	First Cash Financial Services, Inc.*(a)	267,376
6,400	Nelnet, Inc. (Class A Stock)	118,912

		1,018,734

Containers & Packaging — 0.8%
800	AEP Industries, Inc.*	31,880
20,200	AptarGroup, Inc.	902,940
18,200	Greif, Inc. (Class A Stock)	1,157,520
6,000	Myers Industries, Inc.	127,140

		2,219,480

Diversified Consumer Services — 1.1%
11,300	Pre-Paid Legal Services, Inc.*(a)	673,480
31,400	Regis Corp.	1,055,040
111,800	Stewart Enterprises, Inc.(a)	1,014,026
10,100	Universal Technical Institute, Inc.*	190,183

		2,932,729

Diversified Financial Services — 0.7%
66,000	Asset Acceptance Capital Corp.(a)	710,160
14,000	Asta Funding, Inc.(a)	497,560
27,400	Financial Federal Corp.(a)	740,348

		1,948,068

Diversified Telecommunication Services — 1.2%
15,500	Atlantic Tele-Network, Inc.(a)	556,605
69,800	Iowa Telecommunications Services, Inc.(a)	1,376,456
81,100	Premiere Global Services, Inc.*	1,336,528

		3,269,589

Electric Utilities — 2.7%
2,700	Allete, Inc.(a)	117,963
53,000	Cleco Corp.(a)	1,396,550
43,200	El Paso Electric Co.*	1,051,920
4,200	Empire District Electric Co. (The)	101,010
31,800	Idacorp, Inc.	1,109,502
3,800	MGE Energy, Inc.(a)	127,300
26,800	Otter Tail Corp.(a)	928,352
88,400	Westar Energy, Inc.(a)	2,353,208

		7,185,805

Electrical Equipment — 1.4%
8,400	Acuity Brands, Inc.	401,520
9,400	Encore Wire Corp.(a)	197,400
79,700	GrafTech International Ltd.*(a)	1,506,330
16,600	Regal-Beloit Corp.(a)	814,064
3,200	Smith, (A.O.) Corp.	119,648
10,200	Thomas & Betts Corp.*	571,302

		3,610,264

Electronic Equipment & Instruments — 2.1%
8,800	Avnet, Inc.*	367,136
47,000	Benchmark Electronics, Inc.*(a)	963,970
28,400	Checkpoint Systems, Inc.*(a)	859,100
74,300	CTS Corp.(a)	917,605
46,400	Insight Enterprises, Inc.*	1,282,496
14,400	Methode Electronics, Inc. (Class A Stock)	180,576
17,400	Park Electrochemical Corp.	544,968
43,600	TTM Technologies, Inc.*	559,388

		5,675,239

Energy Equipment & Services — 2.4%
9,900	Allis-Chalmers Energy, Inc.*	173,943

4,300	Basic Energy Services, Inc.*(a)	85,097
23,000	Bristow Group, Inc.*(a)	1,147,470
15,500	Bronco Drilling Co., Inc.*	210,800
20,600	GulfMark Offshore, Inc.*(a)	959,548
9,500	Hornbeck Offshore Services, Inc.*(a)	371,450
8,000	Lufkin Industries, Inc.(a)	475,680
20,600	Oil States International, Inc.*(a)	889,714
48,300	Parker Drilling Co.*(a)	407,652
20,700	Pioneer Drilling Co.*	252,126
11,100	Tidewater, Inc.(a)	606,837
8,000	Trico Marine Services*(a)	259,600
10,400	W-H Energy Services, Inc.*(a)	598,624

		6,438,541

Exchange Traded Funds — 1.0%
20,905	iShares Russell 2000 Value Index Fund(a)	1,619,511
13,401	iShares S&P SmallCap 600 Barra Value Index Fund	1,020,888

		2,640,399

Food & Staples Retailing — 1.3%
14,000	Casey’s General Stores, Inc.	399,000
20,200	Ingles Markets, Inc. (Class A Stock)	560,550
21,600	Nash Finch Co.(a)	808,920
5,400	Pantry, Inc. (The)*(a)	151,308
43,900	Ruddick Corp.	1,492,600

		3,412,378

Food Products — 1.9%
42,150	Flowers Foods, Inc.(a)	924,771
4,500	Imperial Sugar Co.(a)	116,055
26,700	Lancaster Colony Corp.	1,072,539
14,600	Ralcorp Holdings, Inc.*(a)	821,980
400	Seaboard Corp.	652,800
25,400	Smucker, (J.M.) Co. (The)	1,357,122

		4,945,267

Gas Utilities — 3.8%
12,400	AGL Resources, Inc.	490,172
40,700	Atmos Energy Corp.	1,141,635
14,000	Energen Corp.	896,000
22,300	Laclede Gas Co.(a)	775,817
4,600	New Jersey Resources Corp.(a)	226,550
29,800	Nicor, Inc.(a)	1,289,446
9,600	Northwest Natural Gas Co.	462,432
29,400	ONEOK, Inc.	1,468,236
11,801	Southern Union Co.	371,717
47,600	Southwest Gas Corp.	1,416,576
45,100	WGL Holdings, Inc.	1,529,792

		10,068,373

Healthcare Equipment & Supplies — 0.8%
16,700	Cooper Cos., Inc. (The)(a)	701,400
6,000	Hillenbrand Industries, Inc.	331,320
34,300	Invacare Corp.	928,158
3,800	West Pharmaceutical Services, Inc.	157,092

		2,117,970

Healthcare Providers & Services — 2.6%
65,700	Alliance Imaging, Inc.*(a)	651,087
8,301	Amedisys, Inc.*	352,377
51,100	AMERIGROUP Corp.*(a)	1,788,500
24,400	AmSurg Corp.*(a)	645,380
33,300	Apria Healthcare Group, Inc.*(a)	804,861
44,000	Centene Corp.*(a)	1,026,520
27,800	Kindred Healthcare, Inc.*	590,472
25,900	Magellan Health Services, Inc.*	1,090,390

		6,949,587

Hotels, Restaurants & Leisure — 1.8%
16,100	Brinker International, Inc.	408,779
23,800	CBRL Group, Inc.	949,620
17,600	CEC Entertainment, Inc.*	524,480
31,400	Dover Downs Gaming & Entertainment, Inc.(a)	343,202
31,600	O’Charleys, Inc.(a)	506,548
17,700	Ruby Tuesday, Inc.	282,669
21,500	Sonic Corp.*(a)	532,770
5,800	Speedway Motorsports, Inc.	210,540
37,800	Steak N Shake Co. (The)*(a)	572,670
13,300	Triarc Cos., Inc. (Class B Stock)	148,960
3,900	Vail Resorts, Inc.*(a)	236,691

		4,716,929

Household Durables — 2.6%
42,700	American Greetings Corp. (Class A Stock)(a)	1,124,718
8,000	Avatar Holdings, Inc.*(a)	372,400
32,500	Blyth, Inc.	620,425
33,800	Champion Enterprises, Inc.*(a)	400,868
15,600	CSS Industries, Inc.(a)	617,760
27,900	Ethan Allen Interiors, Inc.	860,994
12,300	Helen of Troy Ltd. (Bermuda)*	221,400
1,218	Jarden Corp.*	43,263
7,200	M.D.C. Holdings, Inc.	291,672
10,000	Snap-on, Inc.	499,100
18,300	Tempur-Pedic International, Inc.(a)	658,800
33,400	Tupperware Brands Corp.	1,205,740

		6,917,140

Industrial Conglomerates — 0.6%
2,200	Standex International Corp.	47,168
18,000	Teleflex, Inc.	1,317,780
6,400	Tredegar Corp.	111,488

		1,476,436

Insurance — 8.9%
1,530	Alleghany Corp.*(a)	601,321
30,600	American Equity Investment Life Holding Co.(a)	298,962

3,900	American Physicians Capital, Inc.(a)	169,884
3,900	Amerisafe, Inc.*(a)	63,063
14,394	Argo Group International Holdings Ltd. (Bermuda)*(a)	613,328
9,300	Aspen Insurance Holdings, Ltd. (Bermuda)	254,448
28,100	Assured Guaranty Ltd. (Bermuda)(a)	648,267
5,100	CNA Surety Corp.*(a)	100,929
57,600	Commerce Group, Inc.(a)	2,101,824
51,800	Delphi Financial Group, Inc. (Class A Stock)(a)	2,007,250
16,900	FBI Financial Group, Inc. (Class A Stock)(a)	684,112
19,000	Harleysville Group, Inc.(a)	592,230
23,100	HCC Insurance Holdings, Inc.	690,459
29,000	Hilb, Rogal & Hobbs Co.(a)	1,278,030
40,200	Horace Mann Educators Corp.(a)	831,738
15,500	Infinity Property & Casual Corp.(a)	623,410
23,900	LandAmerica Financial Group, Inc.(a)	664,181
6,400	Max Capital Group Ltd. (Bermuda)(a)	181,056
32,900	Odyssey Re Holdings Corp.	1,223,222
25,200	Philadelphia Consolidated Holding Corp.*	1,028,160
69,600	Phoenix Cos., Inc. (The)	959,088
18,100	Platinum Underwriters Holdings Ltd. (Bermuda)(a)	651,600
23,700	ProAssurance Corp.*(a)	1,306,818
28,600	RLI Corp.(a)	1,663,662
6,800	Safety Insurance Group, Inc.	244,528
43,200	Selective Insurance Group	1,050,192
41,000	State Auto Financial Corp.	1,128,320
18,500	Stewart Information Services Corp.(a)	536,500
6,000	United America Indemnity Ltd (Cayman Islands)*	132,300
18,600	United Fire & Casualty Co.	595,944
15,400	Zenith National Insurance Corp.	618,772

		23,543,598

Internet Services — 0.6%
86,300	CIBER, Inc.*(a)	672,277
66,800	Perot Systems Corp. (Class A Stock)*(a)	975,280

		1,647,557

Internet Software & Services — 0.8%
117,200	EarthLink, Inc.*(a)	927,052
60,600	United Online, Inc.(a)	1,066,560

		1,993,612

IT Services
5,400	Gevity HR, Inc.	53,892
3,900	InfoUSA, Inc.	41,028

		94,920

Leisure Equipment & Products — 0.6%
6,300	Arctic Cat, Inc.	90,846
10,500	Brunswick Corp.	234,255
14,600	Jakks Pacific, Inc.*	386,900
12,900	Polaris Industries, Inc.	634,422
8,700	RC2 Corp.*	259,434

		1,605,857

Life Science Tools & Services — 0.4%
29,500	PharmaNet Development Group, Inc.*(a)	955,800

Machinery — 4.9%
44,200	Accuride Corp.*	450,840
8,900	Actuant Corp. (Class A Stock)	613,922
30,300	Albany International Corp. (Class A Stock)(a)	1,136,250
44,300	Barnes Group, Inc.(a)	1,627,139
15,700	Blount International, Inc.*	192,011
49,600	Briggs & Stratton Corp.	1,116,496
28,800	Crane Co.	1,366,272
23,200	EnPro Industries, Inc.*(a)	951,432
27,800	Federal Signal Corp.	372,242
6,200	FreightCar America, Inc.	267,840
6,500	Greenbrier Cos., Inc.(a)	173,615
15,400	Harsco Corp.	933,548
29,600	Mueller Industries, Inc.(a)	1,064,416
5,600	NACCO Industries, Inc. (Class A Stock)	580,104
11,000	Nordson Corp.	588,500
38,900	Timken Co.	1,293,814
31,400	Wabash National Corp.	318,710

		13,047,151

Media — 1.9%
64,900	Belo Corp. (Class A Stock)(a)	1,200,650
29,800	Entercom Communications Corp. (Class A Stock)(a)	552,790
51,600	Journal Communications, Inc. (Class A Stock)	459,756
34,100	Lee Enterprises, Inc.	547,305
42,400	Lin TV Corp. (Class A Stock)*(a)	617,768
20,900	Media General, Inc. (Class A Stock)	584,782
52,000	Sinclair Broadcast Group, Inc. (Class A Stock)	626,080
38,600	Valassis Communications, Inc.*(a)	380,210

		4,969,341

Metals & Mining — 2.5%
15,300	Cleveland-Cliffs, Inc.	1,463,445
40,200	Commercial Metals Co.	1,261,476
11,700	Metal Management, Inc.	615,069
44,700	Quanex Corp.(a)	1,841,193
9,000	Schnitzer Steel Industries, Inc. (Class A Stock)(a)	594,630
29,200	Worthington Industries, Inc.(a)	730,000

		6,505,813

Multi-Utilities — 2.1%
42,100	Avista Corp.(a)	928,305
26,900	Black Hills Corp.(a)	1,194,898
16,000	CH Energy Group, Inc.(a)	747,840
54,900	PNM Resources, Inc.	1,373,049
45,900	Vectren Corp.	1,287,036

		5,531,128

Oil, Gas & Consumable Fuels — 7.2%
18,900	Alon USA Energy, Inc.(a)	694,953

14,200	Arlington Tankers Ltd. (Bermuda)	349,320
15,400	Berry Petroleum Co. (Class A Stock)(a)	750,288
36,200	Cabot Oil & Gas Corp.	1,436,778
7,300	Callon Petroleum Co.*	106,434
7,300	Clayton Williams Energy, Inc.*	218,489
20,100	Comstock Resources, Inc.*(a)	734,655
1,800	Delek US Holdings, Inc.	43,182
39,600	Encore Acquisition Co.*(a)	1,453,320
11,200	Energy Partners Ltd.*	171,920
13,500	Forest Oil Corp.*(a)	655,965
18,000	Frontier Oil Corp.	824,220
27,500	Frontline Ltd. (Bermuda)(a)	1,248,500
35,800	General Maritime Corp.(a)	1,008,844
20,800	Holly Corp.	1,306,240
3,000	Knightsbridge Tankers Ltd. (Bermuda)	76,440
12,700	Massey Energy Co.	402,336
12,200	Nordic American Tanker Shipping (Bermuda)(a)	472,018
4,200	Ship Finance International Ltd. (Bermuda)	114,996
36,500	St. Mary Land & Exploration Co.	1,546,140
14,200	Stone Energy Corp.*	633,036
41,700	Swift Energy Co.*(a)	1,977,831
42,400	USEC, Inc.*(a)	373,120
30,300	W&T Offshore, Inc.	812,646
10,500	Western Refining, Inc.	385,140
26,700	Whiting Petroleum Corp.*(a)	1,443,402

		19,240,213

Paper & Forest Products — 0.3%
23,700	Schweitzer-Mauduit International, Inc.	664,074

Personal Products — 0.7%
35,600	Elizabeth Arden, Inc.*(a)	886,440
29,300	NBTY, Inc.*	1,043,080

		1,929,520

Pharmaceuticals
3,400	Viropharma, Inc.*	29,274

Real Estate Investment Trusts — 1.8%
27,800	Anthracite Capital, Inc.(a)	231,296
3,600	Arbor Realty Trust, Inc.(a)	67,968
47,900	Ashford Hospitality Trust, Inc.(a)	471,336
13,900	Capital Trust, Inc. (Class A Stock)(a)	468,708
11,200	Cousins Properties, Inc.(a)	322,448
7,800	Hersha Hospitality Trust	84,318
38,100	HRPT Properties Trust(a)	357,759
32,900	MFA Mortgage Investments, Inc.	281,624
4,400	National Health Investors, Inc.	128,876
27,100	Pennsylvania Real Estate Investment Trust(a)	1,033,865
24,500	Potlatch Corp.	1,167,670
10,400	Redwood Trust, Inc.(a)	274,040

		4,889,908

Road & Rail — 2.1%
5,000	AMERCO*(a)	322,650
45,300	Arkansas Best Corp.	1,243,485

18,400	Avis Budget Group, Inc.*	384,008
20,300	Dollar Thrifty Automotive Group, Inc.*(a)	700,350
10,500	Genesee & Wyoming, Inc. (Class A Stock)*	307,860
33,900	Marten Transport Ltd.*(a)	482,058
16,400	Old Dominion Freight Line, Inc.*	370,476
94,800	Werner Enterprises, Inc.(a)	1,803,096

		5,613,983

Semiconductors & Semiconductor Equipment — 1.2%
47,700	AMIS Holdings, Inc.*(a)	365,859
41,100	Amkor Technology, Inc.*(a)	465,663
73,100	Kulicke & Soffa Industries, Inc.*	553,367
38,100	Omnivision Technologies, Inc.*(a)	843,915
56,400	ON Semiconductor Corp.*(a)	575,280
45,200	Photronics, Inc.*	494,488

		3,298,572

Software — 0.2%
16,500	Sybase, Inc.*(a)	471,900

Specialty Retail — 2.4%
10,800	Aaron Rents, Inc.(a)	228,744
3,000	Big 5 Sporting Goods Corp.	53,550
46,950	Brown Shoe Co., Inc.	957,780
9,000	Cabela’s, Inc., (Class A Stock)*(a)	175,680
19,600	Cato Corp. (The) (Class A Stock)(a)	393,568
3,000	Charlotte Russe Holding, Inc.*(a)	43,470
61,400	Charming Shoppes, Inc.*(a)	455,588
23,000	CSK Auto Corp.*(a)	262,200
11,300	Men’s Wearhouse, Inc. (The)(a)	477,538
8,500	Midas, Inc.*	135,745
13,050	Monro Muffler Brake, Inc.	297,279
21,200	Pacific Sunwear of California, Inc.*(a)	354,464
28,074	Penske Auto Group, Inc.(a)	625,489
47,200	Rent-A-Center, Inc.*(a)	755,200
12,100	Sonic Automotive, Inc.	305,646
17,500	Stage Stores, Inc.(a)	328,300
18,900	Stein Mart, Inc.	124,173
28,700	Talbots, Inc.(a)	422,177

		6,396,591

Textiles, Apparel & Luxury Goods — 1.3%
4,900	Columbia Sportswear Co.(a)	238,875
19,500	K-Swiss, Inc. (Class A Stock)(a)	456,300
28,000	Kellwood Co.	463,960
23,100	Kenneth Cole Productions, Inc. (Class A Stock)	431,277
18,300	Movado Group, Inc.	550,647
15,600	Oxford Industries, Inc.	404,196
20,400	Perry Ellis International, Inc.*	473,280
25,300	Timberland Co. (The) (Class A Stock)*(a)	493,603

		3,512,138

Thrifts & Mortgage Finance — 2.3%

23,900	Anchor BanCorp Wisconsin, Inc.(a)	587,940
37,900	Corus Bankshares, Inc.(a)	417,658
43,200	Dime Community Bancshares, Inc.	621,648
15,700	Downey Financial Corp.(a)	639,461
18,400	First Financial Holdings, Inc.	531,392
13,500	FirstFed Financial Corp.*(a)	577,530
47,500	Flagstar Bancorp, Inc.(a)	384,275
33,800	Flushing Financial Corp.(a)	574,600
8,600	PMI Group, Inc. (The)	137,858
22,700	TierOne Corp.	518,695
39,600	Washington Federal, Inc.	956,736
900	WSFS Financial Corp.	51,894

		5,999,687

Tobacco — 0.6%
34,800	Universal Corp.	1,696,152

Trading Companies & Distributors — 0.2%
4,700	Electro Rental Corp.	67,962
5,600	Kaman Corp. (Class A Stock)	211,176
8,100	WESCO International, Inc.*	377,865

		657,003

Wireless Telecommunication Services — 0.2%
33,700	USA Mobility, Inc.*	527,068
	TOTAL LONG-TERM INVESTMENTS (cost $238,684,253)	261,535,822

SHORT-TERM INVESTMENT 47.4%
AFFILIATED MONEY MARKET MUTUAL FUND
125,893,815	Dryden Core Investment Fund - Taxable Money Market Series (cost $125,893,815; includes $123,829,843 of cash collateral for securities on loan)(b)(w)	125,893,815
	TOTAL INVESTMENTS—145.9% (cost $364,578,068)	387,429,637
	Liabilities in excess of other assets(p) —(45.9)%	(121,878,583)

	NET ASSETS —100%	$265,551,054

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $121,239,256; cash collateral of $123,829,843 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the schedule of investments was $364,643,833; accordingly, net unrealized appreciation on investments for federal income tax purposes was $22,785,804 (gross unrealized appreciation $48,325,441; gross unrealized depreciation $25,539,637). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the Manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions of bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Style Specific Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date December 20, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 20, 2007

*	Print the name and title of each signing officer under his or her signature.